UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

________

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: November 30, 2021

Date of reporting period: May 31, 2021

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

Capital Link NextGen Protocol ETF

Semi-Annual Report

May 31, 2021

Capital Link
NextGen Protocol ETF

Table of Contents

The Fund files its complete schedules of investments with the U.S. Securities Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT (Form N-Q for filings prior to March 31, 2020) within sixty days after the end of the period. The Fund’s Forms N-Q and N-PORT are available on the Commission’s website at https://www.sec.gov.

Exchange Traded Concepts, LLC’s proxy voting policies and procedures are attached to the Fund’s Statement of Additional Information (the “SAI”). The SAI, as well as information relating to how the Fund voted proxies relating to the Fund’s securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-833-466-6383 and on the Commission’s website at https://www.sec.gov.

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NextGen Protocol ETF

Schedule of Investments

May 31, 2021 (Unaudited)

Sector Weightings†

66.8% Information Technology
13.1% Financials
4.9% Communication Services
4.8% Consumer Discretionary
4.2% Consumer Staples
4.0% Repurchase Agreements
1.1% Utilities
0.7% Cash Equivalents
0.4% Materials

† Sector weightings percentages are based on the total fair value of investments. Repurchase agreements purchased from cash collateral investments. Please see Notes 2 and 6 in Notes to Financial Statements for more detailed information.

Description	Shares	Fair Value
COMMON STOCK — 99.1%

Canada — 0.4%
TMX Group	1,012	$112,543

China — 5.1%
Baidu ADR*	5,142	1,009,221
Ping An Insurance Group of China, Cl H	38,000	415,422
		1,424,643

France — 4.8%
BNP Paribas(A)	10,493	721,927
Capgemini(A)	1,505	281,505
Engie(A)	22,267	332,708
		1,336,140

Germany — 3.3%
SAP	6,574	921,891

Hong Kong — 2.1%
Hong Kong Exchanges & Clearing	9,300	572,031

India — 2.8%
Infosys ADR	39,900	771,666

Japan — 3.7%
GMO Internet	8,100	221,328
HIS	7,400	168,960
Monex Group	36,500	285,428
Rakuten Group	18,200	211,499
SBI Holdings	5,800	148,092
		1,035,307
South Korea — 2.0%
Kakao	1,585	173,379
Samsung SDS	965	157,041
SK Telecom	825	234,489
		564,909
Description	Shares	Fair Value
Switzerland — 3.8%
Nestle	8,553	$1,055,952
Taiwan — 5.4%
Hon Hai Precision Industry	97,329	389,449
Taiwan Semiconductor Manufacturing ADR	9,606	1,127,360
		1,516,809

United States — 65.7%
Consumer Discretionary — 3.6%
Amazon.com*	313	1,008,821

Consumer Staples — 0.6%
Bunge	1,829	158,794

Financials — 5.8%
CME Group, Cl A	2,991	654,311
Intercontinental Exchange	6,415	724,125
Signature Bank NY	992	247,752
		1,626,188
Information Technology — 55.7%
Accenture, Cl A	2,756	777,633
Advanced Micro Devices*	5,524	442,362
Cisco Systems	20,403	1,079,319
DocuSign, Cl A*	2,572	518,567
Intel	20,473	1,169,418
International Business Machines	5,947	854,822
Intuit	1,502	659,513
Mastercard, Cl A	2,899	1,045,321
Micron Technology*	7,662	644,681
Microsoft	4,430	1,106,082
NVIDIA	1,980	1,286,564
Oracle	13,757	1,083,226
PayPal Holdings*	4,490	1,167,490
salesforce.com*	4,137	985,020
Square, Cl A(A)*	1,580	351,582
Visa, Cl A(A)	4,660	1,059,218
VMware, Cl A(A)*	5,196	820,396
Xilinx	3,582	454,914
		15,506,128
		18,299,931
Total Common Stock (Cost $21,386,159)		27,611,822
MONEY MARKET — 0.7%
JPMorgan U.S. Government Money Market Fund, Class I, 0.01%(B)	196,151	196,151
Total Money Market (Cost $196,151)		196,151

The accompanying notes are an integral part of the financial statements.

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NextGen Protocol ETF

Schedule of Investments

May 31, 2021 (Unaudited) (Concluded)

Description	Face Amount	Fair Value
REPURCHASE AGREEMENTS(C)(D) — 4.2%
Citigroup 0.010%, dated 05/28/2021 to be repurchased on 06/01/2021, repurchase price $271,025 (collateralized by U.S. Government obligations, ranging in par value $5 – $62,240, 0.000% – 3.500%, 02/28/2023 – 01/15/2059; with total market value $276,446)	$271,025	$271,025
Daiwa Capital Markets 0.010%, dated 05/28/2021 to be repurchased on 06/01/2021, repurchase price $271,025 (collateralized by U.S. Government obligations, ranging in par value $0 – $53,302, 0.000% – 7.000%, 03/01/2022 – 06/01/2051; with total market value $276,438)	271,025	271,025
Deutsche Bank 0.000%, dated 05/28/2021 to be repurchased on 06/01/2021, repurchase price $271,025 (collateralized by U.S. Government obligations, ranging in par value $4,302 – $43,165, 2.000% – 4.500%, 10/01/2029 – 05/01/2058; with total market value $276,445)	271,025	271,025
Morgan Stanley 0.010%, dated 05/28/2021 to be repurchased on 06/01/2021, repurchase price $80,344 (collateralized by U.S. Government obligations, ranging in par value $0 – $30,634, 2.000% – 6.500%, 02/01/2027 – 06/01/2051; with total market value $81,951)	80,344	80,344
Description	Face Amount	Fair Value
RBC Dominion Securities 0.010%, dated 05/28/2021 to be repurchased on 06/01/2021, repurchase price $271,025 (collateralized by U.S. Government obligations, ranging in par value $0 – $26,013, 0.000% – 8.000%, 06/01/2021 – 10/01/2052; with total market value $276,446)	$271,025	$271,025

Total Repurchase Agreements (Cost $1,164,444)		1,164,444

Total Investments — 104.0% (Cost $22,746,754)		$28,972,417

Percentages are based on net assets of $27,850,180.

*       Non-income producing security.

(A)   Certain securities or partial positions of certain securities are on loan at May 31, 2021 (see Note 6). The total market value of securities on loan at May 31, 2021 was $3,388,769 ($ Thousands).

(B)   The rate reported is the 7-day effective yield as of May 31, 2021.

(C)   Tri-Party Repurchase Agreement.

(D)   These securities were purchased with cash collateral held from securities on loan (see Note 6). The total market value of such securities as of May 31, 2021 was $1,164,444.

ADR — American Depositary Receipt

Cl — Class

The following is a list of the inputs used as of May 31, 2021 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$27,611,822	$—	$—	$27,611,822
Money Market	196,151	—	—	196,151
Repurchase Agreements	—	1,164,444	—	1,164,444
Total Investments in Securities	$27,807,973	$1,164,444	$—	$28,972,417

For the period ended May 31, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

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NextGen Protocol ETF

Statement of Assets and Liabilities

May 31, 2021 (Unaudited)

Assets:
Investments and Repurchase Agreement, at Cost	$22,746,754
Investments at Fair Value*	$27,807,973
Repurchase Agreements at Value	1,164,444
Cash	3,834
Dividends Receivable	37,446
Reclaims Receivable	18,771

Total Assets	29,032,468

Liabilities:
Payable Upon Return on Securities Loaned	1,164,444
Due to Custodian	413
Advisory Fees Payable	17,431

Total Liabilities	1,182,288

Net Assets	$27,850,180

Net Assets Consist of:
Paid-in Capital	$21,130,593
Total Distributable Earnings	6,719,587

Net Assets	$27,850,180

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	675,000
Net Asset Value, Offering and Redemption Price Per Share	$41.26

*       Includes Market Value of Securities on Loan of $3,388,769.

The accompanying notes are an integral part of the financial statements.

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NextGen Protocol ETF

Statement of Operations

For the six months ended May 31, 2021 (Unaudited)

Investment Income:
Dividend Income	$206,111
Interest Income	11
Income from Securities Lending	2,671
Less: Foreign Taxes Withheld	(14,514)

Total Investment Income	194,279

Expenses:
Advisory Fees	117,452
Less: Management Fee Waiver	(24,727)

Net Expenses	92,725

Net Investment Income	101,554

Net Realized Gain (Loss) on:
Investments	784,151
Foreign Currency Transactions	(1,177)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	2,384,534
Foreign Currency Translations	103
Net Realized and Unrealized Gain on Investments	3,167,611

Net Increase in Net Assets Resulting from Operations	$3,269,165

The accompanying notes are an integral part of the financial statements.

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NextGen Protocol ETF

Statements of Changes in Net Assets

	Six Months Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020
Operations:
Net Investment Income	$101,554	$71,754
Net Realized Gain on Investments and Foreign Currency Transactions(1)	782,974	32,326
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation	2,384,637	2,765,202

Net Increase in Net Assets Resulting from Operations	3,269,165	2,869,282

Distributions:	(80,523)	(139,789)
Capital Share Transactions:
Issued	10,380,879	5,866,888
Redeemed	(2,790,908)	—
Increase in Net Assets from Capital Share Transactions	7,589,971	5,866,888

Total Increase in Net Assets	10,778,613	8,596,381
Net Assets:
Beginning of Period	17,071,567	8,475,186
End of Period	$27,850,180	$17,071,567

Share Transactions:
Issued	275,000	175,000
Redeemed	(75,000)	—
Net Increase in Shares Outstanding from Share Transactions	200,000	175,000

(1)    Includes realized gains and losses as a result of in-kind transactions (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

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NextGen Protocol ETF

Financial Highlights

Selected Per Share Data & Ratios
Six Months Ended May 31, 2021 (Unaudited) and Period or Year Ended November 30,
For a Share Outstanding Throughout the Period/Year

	Net Asset Value, Beginning of Period/ Year	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period/ Year	Market Price, End of Period/ Year	Total Return(1)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (Including Waivers)	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover(2)
2021**	$ 35.94	$ 0.16	$ 5.31	$ 5.47	$ (0.15)	$ —	$ (0.15)	$ 41.26	$ 41.27	15.28%	$27,850	0.75%^(3)	0.95%(3)	0.82%(3)	11%
2020	28.25	0.22	7.94	8.16	(0.47)	—	(0.47)	35.94	35.96	29.30	17,072	0.75^	0.95	0.72	26
2019	24.24	0.36	3.94	4.30	(0.21)	(0.08)	(0.29)	28.25	28.26	18.22	8,475	0.73^	0.96	1.41	31
2018(5)	25.00	0.27	(1.03)(4)	(0.76)	—	—	—	24.24	24.23	(3.04)	10,303	0.65(3)	0.95(3)	1.30(3)	66

*       Per share data calculated using average shares method.

**     For the six months ended May 31, 2021.

^      The ratio of Expenses to Average Net Assets includes the effect of a voluntary waiver reducing expenses 0.20% (See Note 3 in Notes to Financial Statements).

(1)    Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)    Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(3)    Annualized.

(4)    The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because the sales and repurchase of Fund shares in relation to the fluctuating market value of the investments of the Fund.

(5)    Commenced operations on January 29, 2018.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

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NextGen Protocol ETF

Notes to Financial Statements

May 31, 2021 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company consisting of multiple investment portfolios. The financial statements herein are those of the Capital Link NextGen Protocol ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, track the performance of the ATFI Global NextGen Fintech Index (the “Index”). The Fund is classified as “diversified” under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Fund commenced operations on January 29, 2018.

Shares of the Fund are listed and traded on NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). The Fund will issue and redeem shares on a continuous basis at NAV only in large blocks of shares, typically 25,000 shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities and/or cash constituting a substantial representation, or a representation of the securities on the Index. Once created, shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Fund meets the criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and at the most recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the

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NextGen Protocol ETF

Notes to Financial Statements

May 31, 2021 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Fund’s fair value procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value their securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•    Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund have the ability to access at the measurement date;

•    Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•    Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the six months ended May 31, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six months ended May 31, 2021, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of Federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of May 31, 2021, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. The Fund has reviewed all major

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NextGen Protocol ETF

Notes to Financial Statements

May 31, 2021 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by the Fund’s custodian bank until the repurchase date of the repurchase agreement. The Fund may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Fund’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

At May 31, 2021, the market value of the repurchase agreements outstanding was $1,164,444.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The Fund may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Dividends and Distributions to Shareholders — The Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Fund issues and redeems shares on a continuous basis at NAV and only in large blocks of at least 25,000 shares (each block of shares for the Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $500 per transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 per transaction. In addition to the fixed creation or redemption transaction fee, an additional creation transaction fee may be charged. The Adviser may retain all or portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the

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NextGen Protocol ETF

Notes to Financial Statements

May 31, 2021 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The following table discloses the Creation Unit breakdown based on the NAV as of May 31, 2021:

Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
25,000	$500	$1,031,488	$500

To the extent the Fund permits the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund at all or a portion of the applicable deposit securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount of 115% of the daily mark-to-market of the missing deposit securities. Amounts are disclosed as Segregated Cash Balance with Authorized Participants for Deposit Security and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

3. SERVICE PROVIDERS

Investment Advisory Agreement

The Adviser is located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its primary place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Fund. The Adviser is responsible for the day-to-day management of the Fund, including, among other things, implementing changes to the Fund’s portfolio in connection with any rebalancing or reconstitution of the Index, trading portfolio securities on behalf of the Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.95% of the average daily net assets of the Fund.

From April 1, 2019 through December 11, 2020, the Adviser voluntarily agreed to waive a portion of its management fee in an amount equal to 0.20% of average daily net assets. Through March 31, 2019, the Adviser contractually agreed to waive a portion of its fee in an amount equal to 0.30% of the Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

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NextGen Protocol ETF

Notes to Financial Statements

May 31, 2021 (Unaudited) (Continued)

3. SERVICE PROVIDERS (continued)

The Adviser has entered into a license agreement with Innovation Shares LLC, the Fund’s index provider, pursuant to which the Adviser pays a fee to use the Index. The Adviser is sub-licensing rights to the Index to the Fund at no charge.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

Distribution Arrangement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of shares pursuant to an amended and restated Distribution Agreement dated November 10, 2011 (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent.

The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily assets each year for certain distribution-related activities. For the six months ended May 31, 2021, no fees were paid by the Fund under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. The Bank of New York Mellon (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

An officer of the Trust is affiliated with the Administrator and receives no compensation from the Trust for serving as an officer.

4. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2021, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

Purchases	Sales and Maturities
$2,566,508	$2,851,344

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the six months ended May 31, 2021, there were in-kind transactions associated with creations and redemptions:

Purchases	Sales	Net Realized Gain/Loss
$9,835,240	$2,082,078	$874,850

Capital Link
NextGen Protocol ETF

Notes to Financial Statements

May 31, 2021 (Unaudited) (Continued)

4. INVESTMENT TRANSACTIONS (continued)

For the year ended November 30, 2020, there were in-kind transactions associated with creations and redemptions:

Purchases	Sales	Net Realized Gain/Loss
$5,646,300	$—	$—

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or distributable earnings (accumulated losses), in the period that the differences arise. For the year ended November 30, 2020 there were no permanent differences charged or credited to paid-in capital or distributable earnings (accumulated losses). Permanent differences not charged or credited to paid-in capital or distributable earnings (accumulated losses) are primarily attributable to foreign currency translations.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

Ordinary Income
2020	$139,789
2019	126,915
As of November 30, 2020, the components of distributable earnings on a tax basis were as follows:
Undistributed Ordinary Income	$70,855
Capital Loss Carryforward	(314,770)
Other Temporary Differences	1
Unrealized Appreciation	3,774,859
Total Distributable Earnings	$3,530,945

The Fund is permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of November 30, 2020, the Fund has the following capital/loss carry forwards to offset capital gains for an unlimited period:

Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforwards
$244,378	$70,392	$314,770

During the year ended November 30, 2020 the Fund utilized $49,981 in short-term capital loss carryforwards and $1,931 in long-term capital loss carryforwards to offset capital gains.

Capital Link
NextGen Protocol ETF

Notes to Financial Statements

May 31, 2021 (Unaudited) (Continued)

5. TAX INFORMATION (continued)

For federal income tax purposes, the cost of investments owned at May 31, 2021, and the net realized gains or losses on investments sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales which cannot be used for federal income tax purposes in the current period and have been deferred for use in future years. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at May 31, 2021, were as follows:

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$22,746,754	$6,406,295	$(180,632)	$6,225,663

6. SECURITIES LENDING

The Fund has entered into a Securities Lending Agreement with the Bank of New York Mellon (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADR’) and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent and the Fund earns a return from the collateral. Lending securities involves certain risks, including the risk that the Fund may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by the Fund that might occur during the term of the loan would be for the account of the Fund.

Cash collateral received in connection with securities lending is invested in repurchase agreements by the lending agent. The Fund does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedule of Investments.

Securities lending transactions are entered into by the Fund under the Securities Lending Agreement, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

Capital Link
NextGen Protocol ETF

Notes to Financial Statements

May 31, 2021 (Unaudited) (Continued)

6. SECURITIES LENDING (continued)

The following is a summary of securities lending agreements held by the Fund with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of May 31, 2021:

Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received*	Value of Non-cash Collateral Received**	Net Amount
$3,388,769	$1,164,444	$2,224,325	$—

*       The amount of collateral reflected in the table is presented on the Statement of Assets and Liabilities.

**     The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

The value of loaned securities and related collateral outstanding at May 31, 2021 are shown in the Schedule of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of May 31, 2021, the cash collateral was invested in Repurchase Agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

Remaining Contractual Maturity of the collateral, as of May 31, 2021:

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Repurchase Agreements	$1,164,444	$—	$—	$—	$1,164,444
U.S. Government Securities	—	10,537	4,590	1,172,599	1,187,726
Total	$1,164,444	$10,537	$4,590	$1,172,599	$2,352,170

7. RISKS OF INVESTING IN THE FUND

As with all ETFs, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

Blockchain Technology Risk:    Blockchain technology is a new and developing technology protocol used by Blockchain Innovators to optimize their business practices, whether by using blockchain technology within their business or operating business lines involved in the operation of blockchain technology. Currently, there are few public companies for which blockchain technology represents an attributable and significant revenue stream. Blockchain technology may never develop optimized transactional processes that lead to increased realized economic returns to any company in which the Fund invests. In addition, an investment in companies actively engaged in blockchain technology may be subject to the risks:

•    that blockchain technology is new and many of its uses may be untested; that the cryptographic keys necessary to transact on a blockchain may be subject to theft, loss, or destruction; that competing platforms and technologies may be developed such that consumers or investors use an alternative to blockchain;

•    that companies that use blockchain technology may be subject to cybersecurity risk; that companies may not be able to develop blockchain technology applications or may not be able to capitalize on those technologies;

•    that blockchain companies may be subject to the risks posed by conflicting intellectual property claims;

•    that there may be a lack of liquid markets and possible manipulation of blockchain-based assets;

Capital Link
NextGen Protocol ETF

Notes to Financial Statements

May 31, 2021 (Unaudited) (Continued)

7. RISKS OF INVESTING IN THE FUND (continued)

•    that there may be risks posed by the lack of regulation in this space; and

•    that blockchain systems built using third party products may be subject to technical defects or vulnerabilities beyond a company’s control.

Common Stock Risk:    Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Cryptocurrency Risk:    Certain of the Fund’s investments may be subject to the risks associated with investing in cryptocurrencies. In particular, the Cryptocurrency Payees in which the Fund may invest may be subject to the risk that: the technology that facilitates the transfer of a cryptocurrency could fail; the decentralized, open source protocol of the peer-to-peer cryptocurrency computer network could be affected by Internet connectivity disruptions, fraud or cybersecurity attacks; such network may not be adequately maintained by its participants; because cryptocurrency is a new technological innovation with a limited history, it is a highly speculative asset; future regulatory actions or policies may limit the ability to exchange a cryptocurrency or utilize it for payments; the price of a cryptocurrency may be impacted by the transactions of a small number of holders of such cryptocurrency; and that a cryptocurrency will decline in popularity, acceptance or use, thereby impairing its price.

Currency Exchange Rate Risk:    To the extent the Fund invests in securities denominated in non-U.S. currencies, changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Depositary Receipt Risk:    ADRs and GDRs are subject to the risks associated with investing directly in foreign securities. ADRs are dollar-denominated depositary receipts typically issued by an American bank or trust company that evidence an ownership interest in a security or pool of securities issued by a foreign corporation. ADRs are listed and traded in the United States and designed for use in the U.S. securities markets. GDRs are similar to ADRs, but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. ADRs and GDRs are subject to the risks associated with investing directly in foreign securities, which are described herein. In addition, investments in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile.

Early Close/Trading Halt Risk:    An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Securities Risk:    Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Sub-Adviser’s ability

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NextGen Protocol ETF

Notes to Financial Statements

May 31, 2021 (Unaudited) (Continued)

7. RISKS OF INVESTING IN THE FUND (continued)

to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Foreign Securities Risk:    Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Fund’s portfolio holdings trade in markets that are closed when the Fund’s market is open, there may be valuation differences that could lead to differences between the Fund’s market price and the value of the Fund’s portfolio holdings.

Geographic Investment Risk:    To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Geopolitical Risk:    Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

Index Tracking Risk:    The Fund’s return may not match or achieve a high degree of correlation with the return of the Index.

Industry Concentration Risk:    Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

IT Services Concentration Risk:    The IT services industry can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees, and the success of companies in the industry is subject to continued demand for IT services.

Issuer-Specific Risk:    The Fund’s performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large Capitalization Risk:    Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Limited Authorized Participants, Market Makers and Liquidity Providers Concentration Risk:    Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the

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NextGen Protocol ETF

Notes to Financial Statements

May 31, 2021 (Unaudited) (Continued)

7. RISKS OF INVESTING IN THE FUND (continued)

risk of which is higher during periods of market stress, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Risk:    The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Methodology Risk:    The Fund seeks to track the performance of stocks of companies selected using a proprietary categorization and ranking Methodology developed by the Index Creator. No assurance can be given that stocks of innovators of companies selected according to the Methodology will outperform stocks of other companies. Moreover, there is no guarantee that the Methodology will generate or produce the intended results.

Mid-Capitalization Risk:    The mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Operational Risk:    The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Passive Investment Risk:    The Fund is not actively managed and, therefore, the Fund would not sell a security due to current or projected underperformance of the security, industry or sector, unless that security is removed from the Index or selling the security is otherwise required upon a rebalancing of the Index.

Sector Focus Risk:    The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time based on the composition of its Index, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such.

Information Technology Sector Risk:    The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, the loss of patent, copyright and trademark protections, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies may also be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

Capital Link
NextGen Protocol ETF

Notes to Financial Statements

May 31, 2021 (Unaudited) (Continued)

7. RISKS OF INVESTING IN THE FUND (continued)

Securities Lending Risk:    To the extent the Fund lends its securities, it may be subject to the following risks: (1) borrowers of the Fund’s securities typically provide collateral in the form of cash that is reinvested in securities; (2) the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers; (3) delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions; and (4) there is the risk of possible loss of rights in the collateral should the borrower fail financially.

Smaller Fund Risk:    A smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate. The Fund may be liquidated by the Board of Trustees without a shareholder vote. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund’s NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Fund’s portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Fund’s liquidation all or a portion of the Fund’s portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Tracking Stock Risk:    Many of the risks of investing in common stock are applicable to tracking stock. Tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to “track” the performance of such business unit or division. Therefore, tracking stock may decline in value even if the common stock of the larger company increases in value. In addition, holders of tracking stock may not have the same rights as holders of the company’s common stock.

Trading Risk:    Shares of the Fund may trade on the Exchange above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

8. RECENT MARKET EVENTS

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to the COVID-19 pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of the Fund’s investments. The ultimate impact of the pandemic on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Capital Link
NextGen Protocol ETF

Notes to Financial Statements

May 31, 2021 (Unaudited) (Concluded)

9. OTHER

At May 31, 2021, the records of the Trust reflected that 100% of the Fund’s total shares outstanding was held by three Authorized Participants in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

10. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

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NextGen Protocol ETF

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses, dividend expense on securities sold short, and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (December 1, 2020 to May 31, 2021).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 12/1/20	Ending Account Value 5/31/21	Annualized Expense Ratios	Expenses Paid During Period(1)
Actual Fund Return	$ 1,000.00	$ 1,152.80	0.75%	$ 4.03
Hypothetical 5% Return	$ 1,000.00	$ 1,021.19	0.75%	$ 3.78

(1)          Expenses are equal to the Fund’s annualized expense ratio (including broker expense) multiplied by the average account value over the period, multiplied 182/365 (to reflect the one-half year period shown).

Capital Link

NextGen Protocol ETF

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Fund”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that the Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of its shareholders. The Trust’s liquidity risk management program (the “Program”), which adopts the liquidity risk management policies and procedures of Exchange Traded Concepts, LLC, the Trust’s investment adviser (the “Adviser”), is tailored to reflect the Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

The Adviser, which is the administrator of the Program, has formed a Liquidity Risk Working Group (“LRWG”) consisting of certain individuals from ETC’s portfolio management, capital markets, and legal and compliance teams. The LRWG is responsible for conducting an initial assessment of the liquidity risk of the Fund and to manage the liquidity risk of the Fund on an ongoing basis. Meetings of the LRWG are held no less than monthly.

At the March 2021 meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2020. The report concluded that the Program is adequately designed to assess and manage the Fund’s liquidity risk and has been effectively implemented. The report reflected that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

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NextGen Protocol ETF

Board Consideration of Approval of Advisory Agreement

(Unaudited)

At a meeting held on December 8, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the continuance of the advisory agreement (the “Agreement”) between Exchange Traded Concepts, LLC (“ETC” or the “Adviser”) and the Trust, on behalf of the Capital Link NextGen Protocol ETF (the “Fund”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the continuance of the Agreement must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the board’s approval of an investment advisory agreement.

Although the 1940 Act requires that continuance of the Agreement be approved by the in-person vote of a majority of the Independent Trustees, the Meeting was held virtually through the internet in view of the health risks associated with holding an in-person meeting during the COVID-19 pandemic and government restrictions on gatherings. The Meeting was held in reliance on an order issued by the Securities and Exchange Commission that provides temporary relief from the in-person voting requirements of the 1940 Act with respect to the approval of a fund’s advisory agreement in response to the challenges arising in connection with the COVID-19 pandemic.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser, and at the Meeting, representatives from the Adviser presented additional oral and written information to help the Board evaluate the Adviser’s advisory fees and other aspects of the Agreement. Among other things, representatives from the Adviser provided an overview of the Adviser’s advisory businesses, including investment personnel and investment processes. Prior to the Meeting, the Trustees met to review and discuss the information provided and requested additional information regarding the Agreement, and information was provided in response to this request. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered the Adviser’s oral presentations, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the Agreement, the Board took into consideration (i) the nature, extent, and quality of the services provided by the Adviser to the Fund; (ii) the Fund’s performance, including the extent to which the Fund tracked its underlying index; (iii) the Adviser’s costs of and profits realized from providing advisory services to the Fund, including any fall-out benefits enjoyed by the Adviser or its affiliates; (iv) comparative fee and expense data for the Fund; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services Provided

In considering the nature, extent, and quality of the services provided to the Fund, the Board considered the Adviser’s specific responsibilities in all aspects of the day-to-day management of the Fund. The Board noted that ETC’s responsibilities include day-to-day management of the Fund, including, among other things, monitoring compliance with various policies and procedures and applicable securities regulations, implementing changes to the Fund’s portfolio in connection with any rebalancing or reconstitution of the Fund’s underlying index, trading portfolio securities and other investment instruments on behalf of the Fund, selecting broker-dealers to execute purchase and sale transactions, determining the daily baskets of deposit securities and cash components, executing portfolio securities trades for purchases and redemptions of the Fund’s shares, quarterly reporting to the Board, and

Capital Link

NextGen Protocol ETF

Board Consideration of Approval of Advisory Agreement

(Unaudited) (Continued)

implementing Board directives as they relate to the Fund. The Board considered the qualifications, experience, and responsibilities of the Adviser’s investment personnel, the quality of the Adviser’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that the Adviser has appropriate compliance policies and procedures in place. The Board noted that it was provided with and reviewed the Adviser’s registration form on Form ADV as well as the Adviser’s responses to a detailed series of questions, which included a description of the Adviser’s operations, service offerings, personnel, compliance program, risk management program, and financial condition. The Board considered the Adviser’s experience working with ETFs, including the Fund, other series of the Trust, and other ETFs outside of the Trust.

The Board also considered other services provided to the Fund by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Fund’s business activities; supervising the Fund’s registration as an investment company and the offering of the Fund’s shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust. Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided to the Fund by the Adviser.

Performance

The Board was provided with reports regarding the performance of the Fund, including reports prepared by independent third parties comparing the Fund’s performance with the performance of a group of peer funds for various time periods, as well as reports comparing the Fund’s performance with the performance of the Fund’s underlying index for various time periods. The Board noted that the index-based investment objective of the Fund made analysis of investment performance, in absolute terms, less of a priority for the Fund than that which normally attaches to the performance of actively managed funds. Instead, the Board focused on the extent to which the Fund achieved its investment objective as a passively managed fund. In that regard, the Board reviewed information regarding factors impacting the performance of the Fund, including the construction of the Fund’s underlying index and the addition or deletion of securities from the underlying index. The Board reviewed information regarding the Fund’s index tracking, noting, as applicable, various factors which contributed to the Fund’s tracking error over certain periods of time. The Board noted that while the Fund had underperformed its underlying index over certain periods, such underperformance was to be expected as it partially was the result of costs incurred by the Fund that were not incurred by its underlying index. The Board also noted that the Fund’s performance was nonetheless generally in line with that of its underlying index and believed that the extent of the underperformance therefore did not necessitate significant additional review. The Board further noted that it received regular reports regarding the Fund’s performance at its quarterly meetings.

Cost of Advisory Services and Profitability

The Board reviewed the advisory fees paid to the Adviser for its services provided to the Fund under the Agreement. The Board reviewed reports prepared by independent third parties, comparing the Fund’s advisory fee to those paid by a group of peer funds.

The Board noted that the Fund has a voluntary fee waiver in place of 0.20%, and that the Adviser was proposing to terminate such waivers in light of proposed changes to the Fund’s investment strategies. The Board took into account that due to the specialized nature of the Fund’s underlying index and, thus, the Fund’s strategy, there are limitations in comparing the Fund’s advisory fees to those of other funds and the information provided by the third-party report may not provide meaningful direct comparisons to the Fund.

Capital Link

NextGen Protocol ETF

Board Consideration of Approval of Advisory Agreement

(Unaudited) (Concluded)

The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that under the Agreement, ETC is responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board considered the costs and expenses incurred by the Adviser in providing advisory services, evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, and reviewed profitability analyses from the Adviser with respect to the Fund. In light of this information, the Board concluded that the advisory fees appeared reasonable in light of the services rendered.

Economies of Scale

The Board considered for the Fund whether economies of scale have been realized. The Board concluded that no significant economies of scale have been realized by the Fund and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Conclusion

No single factor was determinative of the Board’s decision to approve the continuance of the Agreement on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreement, including the compensation payable thereunder, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuance of the Agreement was in the best interests of the Fund and its shareholders.

Capital Link

NextGen Protocol ETF

Supplemental Information

(Unaudited)

NAV is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “market price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s market price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and market price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at cli-etfs.com.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
151 North Franklin Street
Suite 575
Chicago, IL 60606

This information must be preceded or accompanied by a current prospectus for the Fund described.

INN-SA-001-0400

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: August 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: August 6, 2021

By (Signature and Title)	/s/ James J. Baker
James J. Baker, Jr., Treasurer

Date: August 6, 2021